Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment - MYR (RM)	Jun. 30, 2023	Dec. 31, 2022
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	RM 1,577,329	RM 1,837,832
Bank borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	342,042	443,174
Lease liabilities [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	585,588	744,959
Other borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	649,699	649,699
Within one year [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	845,247	1,105,750
Within one year [Member] | Bank borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	32,711	133,843
Within one year [Member] | Lease liabilities [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	162,837	322,208
Within one year [Member] | Other borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	649,699	649,699
2024 [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	540,051	203,679
2024 [Member] | Bank borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	117,300	117,300
2024 [Member] | Lease liabilities [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	422,751	86,379
2024 [Member] | Other borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities
2025 [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	117,300
2025 [Member] | Bank borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	117,300
2025 [Member] | Lease liabilities [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities
2025 [Member] | Other borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities
2026 [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	74,731	74,731
2026 [Member] | Bank borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities	74,731	74,731
2026 [Member] | Lease liabilities [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities
2026 [Member] | Other borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities
2023 [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities		453,672
2023 [Member] | Bank borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities		117,300
2023 [Member] | Lease liabilities [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities		336,372
2023 [Member] | Other borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Repayment [Line Items]
Liabilities arising from financing activities